General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Salaries and benefits
Salaries and benefits, excluding PSUs		$ 3,458	$ 3,120	$ 7,049	$ 6,345
PSUs		3,316	(23)	3,499	(457)
Total salaries and benefits		6,774	3,097	10,548	5,888
Depreciation		233	245	473	487
Donations		439	449	1,138	831
Professional fees		515	1,212	1,876	1,873
Other		2,617	2,793	5,051	5,419
Cash settled general and administrative		10,578	7,796	19,086	14,498
Total equity settled stock based compensation		1,394	1,273	2,643	2,469
Total general and administrative	[1]	11,972	9,069	21,729	16,967
Employee stock options [member]
Salaries and benefits
Total equity settled stock based compensation		584	680	1,235	1,662
Restricted stock units [member]
Salaries and benefits
Total equity settled stock based compensation		$ 810	$ 593	$ 1,408	$ 807

[1]	Equity settled stock based compensation (a non-cash item) included in general and administrative expenses $ 1,394 $ 1,273 $ 2,643 $ 2,469